Revenue - Accounts Receivable, Unbilled Services, and Deferred Revenue (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable and unbilled services (including contract assets)
Accounts receivable	$ 4,244,975	$ 8,688,441	$ 1,426,874
Unbilled services	2,019,196	2,511,811	1,913,023
Total accounts receivable and unbilled services	6,264,172	11,200,252
Allowance for doubtful accounts	(125,425)	0	0
Total accounts receivable and unbilled services, net	6,138,747	11,200,252	3,339,897
Contract assets	2,019,196	2,511,811	85,465
Deferred revenue	$ 5,734,747	$ 5,136,457	$ 3,561,778